Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Marketable Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$354,931,318	$258,049	$(8,465,948)	$346,723,419
State, County and Municipal	4,493,085	22,835	(23,094)	4,492,826
Corporate	2,047,517	12,483	-	2,060,000
Asset-Backed	992,641	-	(21,982)	970,659
	$362,464,561	$293,367	$(8,511,024)	$354,246,904
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$326,694,417	$75,743	$(7,672,786)	$319,097,374
State, County and Municipal	4,572,756	18,350	(30,610)	4,560,496

	$331,267,173	$94,093	$(7,703,396)	$323,657,870

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$301,299	$301,605
Due After One Year Through Five Years	4,668,954	4,658,344
Due After Five Years Through Ten Years	877,788	894,743
Due After Ten Years	1,685,202	1,668,793
	$7,533,243	$7,523,485

Mortgage-Backed Securities	354,931,318	346,723,419

	$362,464,561	$354,246,904

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2017
U.S. Government Agencies
Mortgage-Backed	$120,139,340	$(1,655,223)	$190,196,101	$(6,810,725)	$310,335,441	$(8,465,948)
State, County and Municipal	2,598,344	(23,094)	-	-	2,598,344	(23,094)
Asset – Backed	970,659	(21,982)	-	-	970,659	(21,982)

	$123,708,343	$(1,700,299)	$190,196,101	$(6,810,725)	$313,904,444	$(8,511,024)

December 31, 201 6
U.S. Government Agencies
Mortgage-Backed	$174,200,881	$(3,459,564)	$107,481,698	$(4,213,222)	$281,682,579	$(7,672,786)
State, County and Municipal	3,487,647	(30,610)	-	-	3,487,647	(30,610)

	$177,688,528	$(3,490,174)	$107,481,698	$(4,213,222)	$285,170,226	$(7,703,396)